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                                  FORM N-SAR
                                 ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:             (a)

             or fiscal year ending: 12/31/2001  (b)

Is this a transition report?: (Y/N)                                      N

Is this an amendment to a previous filing?  (Y/N)                        N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.     A.    Registrant Name:  Separate Account VA-6NY of Transamerica Life
                               Insurance Company of New York

       B.    File Number:      811-08677

       C.    Telephone Number: 213-742-4454

2.     A.    Street: 100 Manhattanville Road
       B.    City: New York   C. State: New York  D. Zip Code: 10577  Zip Ext:
       E.    Foreign Country:                  Foreign Postal Code:

3.     Is this the first filing on this form by Registrant? (Y/N)        N

4.     Is this the last filing on this form by Registrant? (Y/N)         N

5.     Is Registrant a small business investment company (SBIC)? (Y/N)   N
       [If answer is "Y" (Yes), complete only items 89 through 110.]

6.     Is Registrant a unit investment trust (UIT)? (Y/N)                Y
       [If answer is "Y" (Yes) complete only items 111 through 132.]

7.     A.    Is Registrant a series or multiple portfolio company? (Y/N)
             [If answer is "N" (No), go to item 8.]

       B. How many separate series or portfolios did Registrant have at the end of the period?

                                      01
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
For period ending 12/31/2001                                                       If filing more than one
File number 811-08677                                                              Page 50, "X" box: [_]

123.   [/]  State the total value of the additional units considered in
            answering item 122 ($000's omitted)                                                $336

124.   [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed
            in the subsequent series) ($000's omitted)                                         $

125.   [/]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale
            of units of all series of Registrant ($000's omitted)                              $

126.   Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
       (include the sales loads, if any, collected on units of a prior series
       placed in the portfolio of a subsequent series.) ($000's omitted)                       $0

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                                     Number of    Total Assets     Total Income
                                                     Series       ($000's          Distributions
                                                     Investing    omitted)         ($000's omitted)
                                                     ---------    ------------     ----------------
A.     U.S. Treasury direct issue                                 $                $

B.     U.S. Government agency                                     $                $

C.     State and municipal tax-free                               $                $

D.     Public utility debt                                        $                $

E.     Brokers or dealers debt or debt of
       broker's or dealer's parent                                $                $

F.     All other corporate intermed. & long-
       term debt                                                  $                $

G.     All other corporate short-term debt                        $                $

H.     Equity securities of brokers or dealers
       or parents of brokers or dealers                           $                $

I.     Investment company equity securities            N/A        $7,669           $79

J.     All other equity securities                                $                $

K.     Other securities                                           $                $

L.     Total assets of all series of registrant        N/A        $7,669           $79

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
For period ending 12/31/2001                                                     If filing more than one
File number 811-08677                                                            Page 51, "X" box:   [_]

128.  [/]  Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N)

      [If answer is "N" (No), go to item 131.]

129.  [/]  Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)

      [If answer is "N" (No), go to item 131.]

130   [/]  In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.  Total expenses incurred by all series of Registrant during the current
      reporting period ($000's omitted)                                                   $115

132.  [/]  List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

      811-__________     811-__________     811-__________      811-__________

      811-__________     811-__________     811-__________      811-__________

      811-__________     811-__________     811-__________      811-__________

      811-__________     811-__________     811-__________      811-__________

      811-__________     811-__________     811-__________      811-__________

      811-__________     811-__________     811-__________      811-__________

      811-__________     811-__________     811-__________      811-__________

      811-__________     811-__________     811-__________      811-__________

      811-__________     811-__________     811-__________      811-__________

                                      51
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    This report is signed on behalf of the registrant (or depositor or trustee).


City of:  Cedar Rapids       State of:  Iowa         Date:  February 23, 2002

Name of Registrant, Depositor, or Trustee: Separate Account VA-6NY of Transamerica Life Insurance Company of New York


Witness: /s/ Dawn L. Krousie              By: /s/ Frank A. Camp
         -----------------------              -----------------------
                                              Vice President